EXHIBIT 99.43

DIGITAL RISK EXCEPTION REPORT

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	DD Start Date	DD Delivery Date	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
xxxxxx	858416	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/23/2026 9:56AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow an eight-month look back and allow 75% of the eight months look back to be used as gross monthly rent for DSCR calculation. Current xxxxxx guidelines require a twelve-month look back required on STR loans to use 75% of the annual gross rents need rental income from 3 comps prepared by third-party property manager. Determined non- material based on compensating factors (waived).

Response 1 (04/01/2026 1:31PM)
Determined non-material based on compensating factors (waived).

(Waived) DSCR - Program Parameters - Other-

The loan file contains a lender exception to allow 71.027% LTV with a 98.5% investor concentration. Allow eighteen months STR management history in a different market xxxxxx vs xxxxxx. The current xxxxxx guidelines require a maximum LTV of 65% with 90% investor concentration and must show history of managing STR in the same market for twelve months. Determined non-material based on compensating factors (waived).

Response 1 (04/01/2026 1:31PM)
Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated xxxxxx, which supports the appraised value.	Compensating Factors: Fico score 774, DSCR greater than 1.25%, over two hundred twenty thousand in excess reserves and borrower also has investment experience on four REO properties. Compensating Factors: Fico score 774, DSCR greater than 1.25%, over two hundred twenty thousand in excess reserves and borrower also has investment experience on four REO properties.	1/7/2026	1/14/2026	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	858417	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (01/28/2026 10:30AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) Program Parameters - Other- Lender Exception provided to allow client to proceed without paying collection account over $2k. Determined non-material based on compensating (waived). Response 1 (04/01/2026 1:39PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Compensating Factors: Reserves exceed $200k, LTV 45.909%	12/16/2025	12/23/2025	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	858418	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:08PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/29/2025	1/6/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858421	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/14/2026 10:30AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/30/2025	1/7/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858422	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) Federal - HOEPA (High Cost)/Points & Fees- The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is xxxxxx or more, and the transaction's total points and fees is xxxxxx, which exceeds 5 percent of thetotal loan amount of xxxxxx. The following points and fees were included in the calculation: Appraisal Review Fee xxxxxx, Mortgage Broker Fee xxxxxx, Points - Loan Discount Fee xxxxxx, Underwriting Fee xxxxxx. Response 1 (12/22/2025 6:34AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) Program Parameters - Other- Lender Exception provided to allow financing of property within a project converted from xxxxxx in 2005. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:38PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.2.	Compensating Factors: LTV 70%, Residual Income exceeds $2500	12/12/2025	12/19/2025	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
xxxxxx	858423	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/14/2026 10:56AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/30/2025	1/7/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858424	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreementwas not executed by the Lender. Response 1 (12/26/2025 1:42PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/16/2025	12/23/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858425	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 1:35PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated. xxxxxx, which supports the appraised value.		12/8/2025	12/15/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858426	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A Response 1 (02/13/2026 9:40AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:00PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/24/2025	1/5/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858427	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 11:04AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file. Response 1 (01/05/2026 7:49AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/30/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858428	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 10:27AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The final1003 indicates the borrower is married and living in xxxxxx. xxxxxx is acommunity property state; guidelines require loans in community propertystates that the spouse also execute the guaranty agreement which was notlocated within the loan file. Response 1 (01/05/2026 7:45AM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/30/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858429	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 10:23AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file. Response 1 (01/05/2026 7:43AM) Explanation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/30/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858430	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (12/26/2025 1:43PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Missing background check- The required background check for xxxxxx is missing from the loan file. Response 1 (12/23/2025 7:07PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/16/2025	12/23/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858431	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/20/2026 11:42AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		1/8/2026	1/15/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858432	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 10:21AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file. Response 1 (01/05/2026 7:41AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/30/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858433	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:11AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/24/2025	1/5/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858434	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 10:18AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/30/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858435	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/31/2025 11:52AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

According to guidelines all guarantors are required to provide a limited application which includes the name, address, date of birth, Social Security Number, and citizenship, authorization for a credit report and background report, with credit scores meeting the minimum qualifying score, and Identification documentation such as a driver's license or passport for all guarantors. The loan file did not contain any of this documentation for the non-borrowing guarantor, xxxxxx, as required.

Response 1 (12/29/2025 5:42PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/18/2025	12/29/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858436	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (01/09/2026 5:10PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/29/2025	1/6/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858437	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Acknowledged) State Regulations-

State Regulations. This loan has a prepayment term. Under xxxxxx. Comp. Laws Ann. §438.31c(2)(c), a loan secured by a single-family dwelling unit shall not charge a prepayment fee or penalty in excess of 1% of the amount of any prepayment made within 3 years of the date of the loan, or any prepayment fee or penalty at all thereafter, or prohibit prepayment at any time.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (12/31/2025 11:50AM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Waived) DSCR - Program Parameters - Other- Lender Exception provided to "allow to finance a property located in a xxxxxx ." Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:34PM) Determined non-material based on compensating factors (waived). (Clear) Hazard Insurance - All Perils- The hazard policy provided does not reflect “all” perils coverage. Response 1 (01/02/2026 12:39PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Comp factors: Has owned primary > 15 years; 3 plus properties; Experienced investor.	12/18/2025	12/29/2025	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B
xxxxxx	858438	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/23/2025	1/2/2026	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858439	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) Federal - HPML APR/Compliant- The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.153% and the calculated APR 8.080%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	(Waived) Assets - Minimum Reserves-

Assets were required in the amount of $52382 ($3040 EMD/opt Fee + $32533 funds due at closing + $16214 reserves). Assets were verified in the amount of $47146 (xxxxxx $46377 + xxxxxx $769) resulting in short reserves in the amount of $5236.

Response 1 (12/19/2025 8:48AM)
Waiver granted by Investor. (Waived)

(Waived) Program Parameters - Other-

Borrower is a first time homebuyer. Per the guidelines for first time homebuyers purchasing a primary payment shock maximum is 300% when the DTI exceeds 36%. The calculated DTI at audit is 41.382% and borrower lived rent free contributing no rental payments to there current residence therefore payment shock exceeds the guideline max of 300%.

Response 1 (12/19/2025 8:48AM)
Waiver granted by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.	750 score. $4,135 per month residual income. 41.382% DTI. 750 score. $4,135 per month residual income. 41.382% DTI.	12/8/2025	12/15/2025	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
xxxxxx	858440	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/07/2026 9:10AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.4.		12/23/2025	1/2/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858441	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

(Acknowledged) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/22/2025	12/31/2025	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858442	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).

(Acknowledged) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/30/2025	1/7/2026	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858443	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 1:13PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/9/2025	12/16/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858444	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (01/06/2026 11:19AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Acknowledged) State Testing - Prepayment Penalty-

This loan failed the prepayment test. The loan has a prepayment term that does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 12 month prepayment term. The loan fails the prepayment test by 12 months. Borrower is an LLC.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/31/2025	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858445	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/05/2026 10:02AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow changes to the entities ownership percentages after the initial application date which requires management approval. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:29PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: 12 mons reserves, FICO greater than 720	12/22/2025	12/31/2025	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	858446	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 12:43PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other-

Guidelines require all guarantors to provide the following: 1) A limitedapplication that includes their name, address, date of birth, social securitynumber, and citizenship 2) An authorization to obtain a credit report andbackground report 3) Identification documentation as in a driver's license,passport, or similar. These could not be located within the loan file for xxxxxx xxxxxx (50% ownership of xxxxxx Holdings, LLC).

Response 1 (12/16/2025 10:30PM)
Still missing photo ID an credit report for xxxxxx xxxxxx. (Upheld)

Response 2 (12/19/2025 9:02AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/8/2025	12/15/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858447	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (12/26/2025 2:23PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Security Instrument - Incomplete-

The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Notary Acknowledgement. The notary did not confirm if the individual was personally known to them or if they produced their drivers license as identification.

Response 1 (12/29/2025 12:37PM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/17/2025	12/24/2025	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	858448	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Section B incorrect payee- The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	(Clear) Debts - Not Verified-

The loan file is missing proof of HOI for the property at xxxxxx.

Response 1 (01/12/2026 4:20PM)
Doc provided. (Resolved)

(Clear) Assets - Other-

The loan file is missing terms of withdrawal for the xxxxxx 401K

Response 1 (01/12/2026 4:21PM)
Terms of withdrawal provided. (Resolved)

(Clear) DTI - Exceeds Guidelines-

The audited DTI of 50.882% exceeds the program maximum of 50%. The variance is due to the lender using an income calc for borrower 1 that is not supported by documentation in file. Per the lenders income calculation worksheet the borrowers gross YTD was averaged with 2024 W2 gross. The 2025 YTD includes OT, however the file lacks evidence that the borrower has a history of OT income at previous employers.

Response 2 (01/12/2026 4:27PM)
Upon Senior Management review the borrower is a xxxxxx and earns shift differential and is supported by current and prior job. Income is valid. (Resolved)

Response 1 (12/30/2025 11:31AM)
The borrower is hourly and on the job 1 year. Qualification was based upon 40 hours. Letter from Employer to reflect consistent additional hours required, as YTD is only slightly higher, with prior year much lower. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/18/2025	12/29/2025	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
xxxxxx	858449	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/07/2026 9:33AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/23/2025	1/2/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858450	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on xxxxxx was not disclosed within 3 days of the application date, xxxxxx. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)

Response 1 (12/19/2025 1:38PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Mortgage Broker Fee $7,312.50, Underwriting Fee $1,395.00, Appraisal Fee $665.00, Inspection Fee $175.00, Appraisal Review Fee $125.00, Credit Report Fee $188.00, Trust/POA $25.00, Transfer Taxes xxxxxx. A cost to cure in the amount of $14,907.00 is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (12/19/2025 1:39PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) TRID - 10% Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Closing Protection Letter Fee $25.00, Courier / Messenger Fee $40.00, Lender's Title Insurance Policy $775.00, Settlement or Closing Fee $895.00, Title Examination Fee $200.00, Recording Fee $171.50. A cost to cure in the amount of $2,106.50 is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

Response 1 (12/19/2025 1:39PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Acknowledged) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Acknowledged) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) Hazard Insurance - All Perils- Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent. Response 1 (12/19/2025 9:10AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.		12/10/2025	12/17/2025	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
xxxxxx	858451	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) Federal - HOEPA (High Cost)/Points & Fees-

This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is xxxxxx or more, and the transaction's total points and fees is xxxxxx, which exceeds 5 percent of the total loan amount of xxxxxx. The following points and fees were included in the calculation: Appraisal Review Fee xxxxxx, Mortgage Broker Fee xxxxxx, Points - Loan Discount Fee xxxxxx, Processing Fee xxxxxx, Underwriting Fee xxxxxx.

Response 1 (01/07/2026 12:25PM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Waived) Program Parameters - Other- The lender provided an exception to allow the borrowers to accept tradelines rated at 22 mos as opposed to 24 mos. Considered non-material based on compensating factors (waived). Response 1 (04/01/2026 1:27PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Compensating factors: Low LTV, 738 FICO	12/29/2025	1/6/2026	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
xxxxxx	858452	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Loan Information/Loan Type-

The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)

(Acknowledged) TRID - CD - Section B incorrect payee-

The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Condo Questionnaire Fee, Credit Report Fee, Verification Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		12/29/2025	1/6/2026	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858453	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/22/2025 9:41AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		12/12/2025	12/19/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858454	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Acknowledged) State Regulations-

State Regulations. Under xxxxxx. Comp. Laws Ann. §438.31c(2)(c), a loan secured by a single-family dwelling unit shall not charge a prepayment fee or penalty in excess of 1% of the amount of any prepayment made within 3 years of the date of the loan, or any prepayment fee or penalty at all thereafter, or prohibit prepayment at any time.

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (12/22/2025 9:43AM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports appraised value.		12/12/2025	12/19/2025	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858455	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/26/2026 9:05AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other- Lender Exception provided to allow appraisal as is without corrections due to transferred appraisal and broker unable to request corrections. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:36PM) Determined non-material based on compensating factors (waived). (Clear) Hazard Insurance - All Perils- Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent. Response 1 (01/26/2026 12:52PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains cda dated xxxxxx which supports the appraised value.	comp factors dscr 1.344 ltv 71.4 experienced investor	1/13/2026	1/21/2026	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	858456	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/13/2026 10:09AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Hazard Insurance - All Perils- The hazard policy provided does not reflect “all” perils coverage. Response 1 (01/13/2026 8:06AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/30/2025	1/7/2026	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858457	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/26/2025 7:32AM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section(s) of the Note incomplete: The Loan Agreement was not completed accurately. Pages 1, 4 and 9 are illegible. Response 1 (12/26/2025 7:32AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value		12/16/2025	12/23/2025	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	858458	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/17/2025	12/24/2025	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	858459	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/29/2025	1/6/2026	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	858460	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.		12/24/2025	1/5/2026	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	858462	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender. Response 1 (12/22/2025 9:47AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.		12/12/2025	12/19/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858463	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:24PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/24/2025	1/5/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858464	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section(s) of the Note is incomplete: Loan Agreement. Page 12 is missing which includes borrower and lender signature. Response 1 (12/17/2025 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required entity background search for, xxxxxx, to include liens and jdugments search. Additional conditions may apply. Response 1 (12/16/2025 10:25PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which support the appraised value.		12/8/2025	12/15/2025	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
xxxxxx	858465	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:12PM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary did not disclose if the acknowledgment was done by someone "personally known" or "produced identification" Response 1 (01/07/2026 10:41AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU is 1.		12/24/2025	1/5/2026	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	858466	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected a Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Waived) Program Parameters - Other- Lender Exception provided to all borrower to proceed with interest only loan with a DTI that exceeds max allowed of 45% up to 50%. Determined non-material based on compensating factors (waived) Response 1 (04/01/2026 1:39PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Compensating Factors: Bwr employed with same employer for 15 years; Primary residence transaction and Bwrs have owned former primary for 13 years; 12 months reserves when only 6 months required. No mortgage or revolving lates last 24 months.	12/12/2025	12/19/2025	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	858467	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (01/09/2026 5:28PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Acknowledged) State Testing - Prepayment Penalty-

This loan failed the prepayment test. The loan has a prepayment term that does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 60 month prepayment term. The loan fails the prepayment test by 60 months. Borrower is an LLC.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/24/2025	1/5/2026	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858468	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/22/2025	12/31/2025	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	858470	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 12:58PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/8/2025	12/15/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858471	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/05/2026 10:14AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.		12/22/2025	12/30/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858472	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) HUD1 - Not Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The latest printed HUD-1 was not signed by borrower or stamped as final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A

Response 1 (02/13/2026 9:45AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (01/20/2026 10:46AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: Loan Agreement Exhibit A is missing page 1.

Response 1 (01/15/2026 10:39AM)
The documentation provided is sufficient to clear the finding. (Resolved)

								(Clear) Contract Addendum - Missing- The HUD-1 provided in the loan file reflects a seller credit to the buyer for $7500. The purchase agreement does not reflect seller to pay any of the buyer's closing costs and no addendum to the purchase agreement was provided to confirm seller paid closing costs. Response 1 (01/21/2026 10:25AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports appraised value.		1/6/2026	1/13/2026	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
xxxxxx	858473	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:16PM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary did not disclose if the acknowledgement occurred "personally before" or "remotely online." Response 1 (01/07/2026 10:36AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other-

Lender Exception provided to allow xxxxxx project currently involved in litigation. Suit by one of the xxxxxx owners due to xxxxxx. This is not the subject property. Determined non-material based on compensating factors (waived).

Response 1 (04/01/2026 1:32PM)
Determined non-material based on compensating factors (waived).

(Waived) DSCR - Program Parameters - Other-

Lender Exception provided to allow a non-warrantable condo for borrower with 676 Fico when the minimum requirement is 680. Determined non-material based on compensating factors (waived).

Response 1 (04/01/2026 1:32PM)
Determined non-material based on compensating factors (waived).

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	comp factor: reserves over 12 months experienced investor in over 5 years in primary Comp factors: experienced, 12 months of reserves and primary over 5 years	12/24/2025	1/5/2026	3	2	2	2	3	1	1	1	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A	C	B	B	B	A	A	C	A
xxxxxx	858474	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Security Instrument - Incomplete- The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page one of the Security Instrument is missing. Response 1 (12/30/2025 3:08PM) The documentation provided is sufficient to clear the finding. (Resolved) (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/30/2025 3:08PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other-

The loan file contains a lender exception for the subject property being listed within 90 days of closing for a cash out refinance. xxxxxx guidelines state subject property must be seasoned for 90 days prior to the application date. Recently listed property listed in the last 90 days are allowed by exception only. Lender using the lower of the appraised value. The subject property was listed due to a divorce per court order our borrower is able to retain the property and refinance. Determined non-material based on compensating factors (waived).

Response 1 (04/01/2026 1:29PM)
Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

The loan file is missing the required entity background search for the entity, xxxxxx, to include liens and judgments search. Additional conditions may apply.

Response 1 (12/30/2025 11:33AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Compensating Factors: Experienced investor, fico score is 20 points greater than minimum fico socre.	12/18/2025	12/29/2025	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
xxxxxx	858475	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/26/2025 2:25PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/17/2025	12/24/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858476	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/19/2025 5:47PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated xxxxxx which supports appraised value.		12/12/2025	12/19/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858477	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) TRID - 10% Tolerance Violation (No Valid COC)- The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Land Survey Fee. A cost to cure in the amount of $429.80 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery. Response 1 (01/29/2026 1:02PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) Assets - Bank Statements-

The loan file is missing 2 consecutive months statements for xxxxxx. The document in file, dated 12/2/25 is only a summary which does not show a date range.

Response 1 (01/29/2026 5:24PM)
Removing account xxxxxx leaves the borrower short $19,493 in assets. xxxxxx - $129893, xxxxxx - $15686 Total - $145,579 Cash to close $129,478 + POC $670 and Reserves 12 months x $2910 = $34,924 for a total of assets needed $165,072. We are short $19,493. We need that other account but need two months statements unless they waive the requirement for the second month statement on that account. (Upheld)

Response 2 (01/30/2026 1:29PM)
Client request to waive based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Comp factors - On job for 15 years, 10 years at present address and low DTI of 34.503%.	1/16/2026	1/26/2026	3	2	4	2	3	1	1	1	C	B	D	B	A	A	C	A	C	B	D	B	A	A	C	A	C	B	D	B	A	A	C	A	C	B	D	B	A	A	C	A	C	B	D	B	A	A	C	A
xxxxxx	858479	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/06/2026 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/22/2025	12/30/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858480	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/26/2025 1:37PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other- The loan file contains a lender exception to allow changes to the business ownership after the initial application date, guidelines require management approval for changes after the application date. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:35PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: 12+ mons reserves, experienced investor	12/16/2025	12/23/2025	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	858481	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/14/2026 10:17AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other- Lender Exception provided to allow inexperienced investor to exceed 75% LTV. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:35PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.2.	Compensating Factors: FICO 808, 15 year plus credit history.	12/31/2025	1/8/2026	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
xxxxxx	858482	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated xxxxxx which supports the appraised value.		12/8/2025	12/15/2025	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
xxxxxx	858483	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/12/2026 5:31PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/30/2025	1/7/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858484	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 6:02PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/23/2025	1/2/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858485	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:03PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Appraisal - Missing required 1004 D-

The appraisal was completed as "Subject To" the letter of compliance from City of xxxxxx but there is no 1004D appraisal in the loan file to verify the appraiser cleared the appraisal to As-Is condition.

Response 1 (01/07/2026 10:16AM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Program Parameters - Other-

Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report 3) Identification documentation as in a driver's license, passport, or similar. The loan file is missing the required documentation for xxxxxx xxxxxx (50% ownership of LLC).

Response 1 (01/07/2026 10:18AM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/24/2025	1/5/2026	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858486	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 10:09AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) DSCR - Program Parameters - Other- The loan file is missing the required entity background search for the entity, xxxxxx, to include liens and judgments search. Additional conditions may apply. Response 1 (12/16/2025 10:18PM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.		12/8/2025	12/15/2025	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858487	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Acknowledged) HUD1 - Not Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 in the file states it is the borrowers estimated statement and has not been signed by borrower or stamped as final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A (Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/31/2025 11:04AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/18/2025	12/29/2025	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858488	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) ROR - Non-Borrower/Missing- The file contains no evidence that the Right to Cancel was provided to the non-borrower. Response 1 (01/12/2026 1:01PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		12/30/2025	1/7/2026	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
xxxxxx	858489	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Acknowledged) TRID - CD - Loan Information/Loan Type- The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	(Waived) Program Parameters - Other- The loan file contains a lender exception to allow borrower who is the primary wage earner to proceed with only a twenty-two-month history of self- employment. xxxxxx guidelines guidelines state on the 12-month bank statement income feature requires a minimum of a two-year history of self-employment in the current business. Determined non-material based on compensating factors (waived) Response 1 (04/01/2026 1:33PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Compensating Factors: Primary purchase with 6 year ownership of departure residence; fico score 720, 7+ years on job; residual income of three thousand a month.	1/5/2026	1/12/2026	2	2	2	2	2	2	1	1	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B	B	B	B	B	A	A	B	B
xxxxxx	858490	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 5:26PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) Hazard Insurance - All Perils- Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent. Response 1 (01/07/2026 9:35AM) Documentation received is sufficient. (Resolved) (Clear) Credit Report - Other- A gap credit or Undisclosed Debt Monitoring was missing from the loan file for our review. Additional conditions may apply. Response 1 (01/07/2026 9:35AM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.		12/24/2025	1/5/2026	3	1	3	1	2	1	1	1	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A	C	A	C	A	A	A	B	A
xxxxxx	858491	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/18/2025 1:31PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/5/2025	12/12/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858492	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (12/22/2025 9:45AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		12/12/2025	12/19/2025	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	858493	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.

Response 1 (12/23/2025 9:51AM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Acknowledged) State Testing - Prepayment Penalty-

This loan failed the prepayment test. The loan has a prepayment term does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 60 month prepayment term. The loan fails the prepayment test by 60 months. Borrower is an LLC.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score is 1		12/15/2025	12/22/2025	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B
xxxxxx	858494	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/09/2026 6:17PM) The documentation provided is sufficient to clear the finding. (Resolved)	(Waived) DSCR - Program Parameters - Other-

The loan file contains an exception to allow a cash-out refinance when the subject property was listed for sale in the past 6 months. Determined non-material based on compensating factors (waived).

Response 1 (04/01/2026 1:37PM)
Determined non-material based on compensating factors (waived).

(Clear) DSCR - Program Parameters - Other-

Guidelines state the lessor amount of the lease or market rent to be utilized for the DSCR calculation; The lease was utilized for the DSCR calculation at $1,400.00 a month but the full lease including the address of the property, names, dates, and amount.

Response 1 (01/08/2026 1:49PM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Compensating Factors: DSCR >1.25, LTV 41%	12/29/2025	1/6/2026	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
xxxxxx	858495	xxxxxx	xxxxxx	xxxxxx	Non-QM Verified	N/A	(Clear) TRID - Loan Estimate/Missing-

There is no evidence of a complete Loan Estimate provided in the loan file. As a result testing for timing and tolerance could not be completed. CFPB Title 12, Part 1026.19

Response 1 (01/09/2026 4:37PM)
The documentation provided is sufficient to clear the finding. (Resolved)

(Acknowledged) TRID - CD - Section B incorrect payee-

The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.

								(Waived) Program Parameters - Other- Lender Exception provided to proceed with a DTI that exceeds the max DTI of 43% for asset income qualifier. Determined non-material based on compensating factors (waived). Response 1 (04/01/2026 1:38PM) Determined non-material based on compensating factors (waived).	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Compensating Factors: FICO 806, Excess reserves exceed 100 months.	12/30/2025	1/7/2026	3	2	2	2	3	2	1	1	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B	C	B	B	B	A	A	C	B
xxxxxx	859300	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:52AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a cda dated xxxxxx which supports the appraised value.		1/20/2026	1/27/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	859301	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:06AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		1/16/2026	1/26/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	859302	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:59AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a cda dated xxxxxx which supports the appraised value.		1/20/2026	1/27/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	859303	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 11:01AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.		1/20/2026	1/27/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	859304	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) DSCR - Program Parameters - Other- Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report. The loan file is missing the required documentation for xxxxxx (50% ownership of xxxxxx. Response 1 (01/29/2026 5:26PM) Docs provided as required. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.		1/20/2026	1/28/2026	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
xxxxxx	859305	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:50AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		1/20/2026	1/27/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
xxxxxx	859306	xxxxxx	xxxxxx	xxxxxx	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete- The following section of the Note is incomplete: The Loan Agreement was not executed by the lender. Response 1 (01/28/2026 10:01AM) The documentation provided is sufficient to clear the finding. (Resolved)	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.		1/12/2026	1/15/2026	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A

Loan Number	Loan ID	Finding #	Last Name	Note Date	DD Start Date	DD Delivery Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Compensating Factors	SOL Expiration Date	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
xxxxxx	858450	1 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Compliance	TRID - 10% Tolerance Violation (Disclosure Timing Fail)	xxxxxx	The loan failed the charges that in total cannot increase more than 10% test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Closing Protection Letter Fee $25.00, Courier / Messenger Fee $40.00, Lender's Title Insurance Policy $775.00, Settlement or Closing Fee $895.00, Title Examination Fee $200.00, Recording Fee $171.50. A cost to cure in the amount of $2,106.50 is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	Resolved	Rebuttal 1 (12/17/2025 3:26PM) Application date xxxxxx. Please see initial LE attached	Response 1 (12/19/2025 1:39PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858450	2 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	3	2
xxxxxx	858450	3 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	3	2
xxxxxx	858450	4 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Compliance	TRID - Initial LE/Delivery Date (from application)	xxxxxx	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on xxxxxx was not disclosed within 3 days of the application date, xxxxxx. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(e)(1)(iii)(A)	Resolved	Rebuttal 1 (12/17/2025 3:25PM) Application date xxxxxx. Please see initial LE attached	Response 1 (12/19/2025 1:38PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858450	5 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Compliance	TRID - Zero Tolerance Violation (Disclosure Timing Fail)	xxxxxx	The loan failed the charges that cannot increase test. Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Mortgage Broker Fee $7,312.50, Underwriting Fee $1,395.00, Appraisal Fee $665.00, Inspection Fee $175.00, Appraisal Review Fee $125.00, Credit Report Fee $188.00, Trust/POA $25.00, Transfer Taxes xxxxxx. A cost to cure in the amount of $14,907.00 is required. The violation may be cured if documentation is provided showing the disclosure was delivered timely.	Resolved	Rebuttal 1 (12/17/2025 3:25PM) Application date xxxxxx. Please see initial LE attached	Response 1 (12/19/2025 1:39PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858450	6 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Credit	Hazard Insurance - All Perils	xxxxxx	Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent.	Resolved	Rebuttal 1 (12/17/2025 4:22PM) attached	Response 1 (12/19/2025 9:10AM) Documentation received is sufficient. (Resolved)				3	1	3	2
xxxxxx	858450	7 of 7	xxxxxx	xxxxxx	12/10/2025	12/17/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value.	Cleared						1	1	3	2
xxxxxx	858451	1 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	Federal - HOEPA (High Cost)/Points & Fees	xxxxxx	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: (12 CFR §1026.32(a)(1)(ii)(A), (B)). The loan amount is xxxxxx or more, and the transaction's total points and fees is xxxxxx, which exceeds 5 percent of the total loan amount of xxxxxx. The following points and fees were included in the calculation: Appraisal Review Fee xxxxxx, Mortgage Broker Fee xxxxxx, Points - Loan Discount Fee xxxxxx, Processing Fee xxxxxx, Underwriting Fee xxxxxx.	Resolved	Rebuttal 1 (01/07/2026 12:24PM) Docs uploaded.	Response 1 (01/07/2026 12:25PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858451	2 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	Program Parameters - Other	xxxxxx	The lender provided an exception to allow the borrowers to accept tradelines rated at 22 mos as opposed to 24 mos. Considered non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:27PM) Determined non-material based on compensating factors (waived).		Compensating factors: Low LTV, 738 FICO		2	2	3	2
xxxxxx	858451	3 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	3	2
xxxxxx	858482	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	1	1
xxxxxx	858482	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	1	1
xxxxxx	858482	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	1	1
xxxxxx	858483	1 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/12/2026 5:21PM) Docs uploaded.	Response 1 (01/12/2026 5:31PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858483	2 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858483	3 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858484	1 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:19AM) Docs uploaded.	Response 1 (01/09/2026 6:02PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858484	2 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858484	3 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858485	1 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 9:41AM) Docs uploaded.	Response 1 (01/09/2026 5:03PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858485	2 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	Appraisal - Missing required 1004 D	xxxxxx	The appraisal was completed as "Subject To" the letter of compliance from City of xxxxxx but there is no 1004D appraisal in the loan file to verify the appraiser cleared the appraisal to As-Is condition.	Resolved	Rebuttal 1 (01/05/2026 7:44PM) Please see attached appraisal with As-Is condition. The Subject To was dependent on "Letter of compliance from City of xxxxxx". The appraiser received the letter and updated the appraisal to As-Is condition.	Response 1 (01/07/2026 10:16AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858485	3 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report 3) Identification documentation as in a driver's license, passport, or similar. The loan file is missing the required documentation for xxxxxx xxxxxx (50% ownership of LLC).	Resolved	Rebuttal 1 (01/05/2026 7:38PM) attached	Response 1 (01/07/2026 10:18AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858485	4 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858486	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 10:06AM) Docs uploaded.	Response 1 (12/18/2025 10:09AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858486	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the required entity background search for the entity, xxxxxx, to include liens and judgments search. Additional conditions may apply.	Resolved	Rebuttal 1 (12/15/2025 3:28PM) See the attached	Response 1 (12/16/2025 10:18PM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858486	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858487	1 of 4	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	HUD1 - Not Final	xxxxxx	It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The HUD-1 in the file states it is the borrowers estimated statement and has not been signed by borrower or stamped as final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	Acknowledged						2	2	2	2
xxxxxx	858487	2 of 4	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/31/2025 11:01AM) Docs uploaded.	Response 1 (12/31/2025 11:04AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858487	3 of 4	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858487	4 of 4	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858488	1 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	ROR - Non-Borrower/Missing	xxxxxx	The file contains no evidence that the Right to Cancel was provided to the non-borrower.	Resolved	Rebuttal 1 (01/08/2026 12:41PM) The recorded deed that is attached relinquishes xxxxxx interest. the document is not required	Response 1 (01/12/2026 1:01PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858488	2 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	3	1
xxxxxx	858488	3 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858474	1 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/30/2025 3:07PM) Docs uploaded.	Response 1 (12/30/2025 3:08PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	2
xxxxxx	858474	2 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	Security Instrument - Incomplete	xxxxxx	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Page one of the Security Instrument is missing.	Resolved	Rebuttal 1 (12/29/2025 5:04PM) Please see attached SECI page 1. Rebuttal 2 (12/30/2025 3:07PM) The documentation provided is sufficient to clear the finding. (Resolved)	Response 1 (12/30/2025 3:08PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858474	3 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the required entity background search for the entity, xxxxxx, to include liens and judgments search. Additional conditions may apply.	Resolved	Rebuttal 1 (12/29/2025 5:04PM) Please see attached UCC search for xxxxxx.	Response 1 (12/30/2025 11:33AM) Documentation received is sufficient. (Resolved)				3	1	3	2
xxxxxx	858474	4 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception for the subject property being listed within 90 days of closing for a cash out refinance. xxxxxx guidelines state subject property must be seasoned for 90 days prior to the application date. Recently listed property listed in the last 90 days are allowed by exception only. Lender using the lower of the appraised value. The subject property was listed due to a divorce per court order our borrower is able to retain the property and refinance. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:29PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Experienced investor, fico score is 20 points greater than minimum fico socre.		2	2	3	2
xxxxxx	858474	5 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	3	2
xxxxxx	858464	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Note - Incomplete	xxxxxx	The following section(s) of the Note is incomplete: Loan Agreement. Page 12 is missing which includes borrower and lender signature.	Resolved	Rebuttal 1 (12/15/2025 4:28PM) signed LA	Response 1 (12/17/2025 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858464	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file is missing the required entity background search for, xxxxxx, to include liens and jdugments search. Additional conditions may apply.	Resolved	Rebuttal 1 (12/15/2025 3:15PM) background	Response 1 (12/16/2025 10:25PM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858464	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which support the appraised value.	Cleared						1	1	3	1
xxxxxx	858468	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	1	1
xxxxxx	858468	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	1	1
xxxxxx	858468	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	1	1
xxxxxx	858445	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/05/2026 10:00AM) Docs uploaded.	Response 1 (01/05/2026 10:02AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858445	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow changes to the entities ownership percentages after the initial application date which requires management approval. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:29PM) Determined non-material based on compensating factors (waived).		Compensating Factors: 12 mons reserves, FICO greater than 720		2	2	2	2
xxxxxx	858445	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858453	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/22/2025 9:41AM) Documents provided.	Response 1 (12/22/2025 9:41AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858453	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858453	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858446	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 12:41PM) Docs uploaded.	Response 1 (12/18/2025 12:43PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858446	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	Guidelines require all guarantors to provide the following: 1) A limitedapplication that includes their name, address, date of birth, social securitynumber, and citizenship 2) An authorization to obtain a credit report andbackground report 3) Identification documentation as in a driver's license,passport, or similar. These could not be located within the loan file for xxxxxx xxxxxx (50% ownership of xxxxxx xxxxxx).	Resolved	Rebuttal 1 (12/15/2025 2:58PM) guarantor docs Rebuttal 2 (12/17/2025 10:09AM) all of guarantor docs	Response 1 (12/16/2025 10:30PM) Still missing photo ID an credit report for xxxxxx xxxxxx. (Upheld) Response 2 (12/19/2025 9:02AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858446	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858447	1 of 4	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/26/2025 2:23PM) Docs uploaded.	Response 1 (12/26/2025 2:23PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858447	2 of 4	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Compliance	Security Instrument - Incomplete	xxxxxx	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: Notary Acknowledgement. The notary did not confirm if the individual was personally known to them or if they produced their drivers license as identification.	Resolved	Rebuttal 1 (12/24/2025 4:54PM) attached	Response 1 (12/29/2025 12:37PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858447	3 of 4	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	3	1
xxxxxx	858447	4 of 4	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858416	1 of 4	xxxxxx	xxxxxx	1/7/2026	1/14/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/23/2026 9:52AM) Docs uploaded.	Response 1 (01/23/2026 9:56AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858416	2 of 4	xxxxxx	xxxxxx	1/7/2026	1/14/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow 71.027% LTV with a 98.5% investor concentration. Allow eighteen months STR management history in a different market xxxxxx vs xxxxxx. The current xxxxxx guidelines require a maximum LTV of 65% with 90% investor concentration and must show history of managing STR in the same market for twelve months. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:31PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Fico score 774, DSCR greater than 1.25%, over two hundred twenty thousand in excess reserves and borrower also has investment experience on xxxxxx REO properties.		2	2	2	2
xxxxxx	858416	3 of 4	xxxxxx	xxxxxx	1/7/2026	1/14/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow an eight-month look back and allow 75% of the eight months look back to be used as gross monthly rent for DSCR calculation. Current xxxxxx guidelines require a twelve-month look back required on STR loans to use 75% of the annual gross rents need rental income from 3 comps prepared by third-party property manager. Determined non- material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:31PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Fico score 774, DSCR greater than 1.25%, over two hundred twenty thousand in excess reserves and borrower also has investment experience on xxxxxx REO properties.		2	2	2	2
xxxxxx	858416	4 of 4	xxxxxx	xxxxxx	1/7/2026	1/14/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858472	1 of 5	xxxxxx	xxxxxx	1/6/2026	1/13/2026	Compliance	HUD1 - Not Final	xxxxxx	It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. The latest printed HUD-1 was not signed by borrower or stamped as final. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	Resolved	Rebuttal 1 (02/13/2026 9:42AM) Final HUD	Response 1 (02/13/2026 9:45AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858472	2 of 5	xxxxxx	xxxxxx	1/6/2026	1/13/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/16/2026 1:01PM) Docs uploaded.	Response 1 (01/20/2026 10:46AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858472	3 of 5	xxxxxx	xxxxxx	1/6/2026	1/13/2026	Compliance	Note - Incomplete	xxxxxx	The following section(s) of the Note is incomplete: Loan Agreement Exhibit A is missing page 1.	Resolved	Rebuttal 1 (01/13/2026 4:02PM) attached	Response 1 (01/15/2026 10:39AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858472	4 of 5	xxxxxx	xxxxxx	1/6/2026	1/13/2026	Credit	Contract Addendum - Missing	xxxxxx	The HUD-1 provided in the loan file reflects a seller credit to the buyer for $7500. The purchase agreement does not reflect seller to pay any of the buyer's closing costs and no addendum to the purchase agreement was provided to confirm seller paid closing costs.	Resolved	Rebuttal 1 (01/16/2026 2:47PM) Please note #57 (p10) of the attached	Response 1 (01/21/2026 10:25AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858472	5 of 5	xxxxxx	xxxxxx	1/6/2026	1/13/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports appraised value.	Cleared						1	1	3	1
xxxxxx	858471	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/05/2026 10:12AM) Docs uploaded.	Response 1 (01/05/2026 10:14AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858471	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858471	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Cleared						1	1	2	1
xxxxxx	858470	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 12:56PM) Docs uploaded.	Response 1 (12/18/2025 12:58PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858470	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858470	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858473	1 of 5	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:15AM) Docs uploaded.	Response 1 (01/09/2026 5:16PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	2
xxxxxx	858473	2 of 5	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Security Instrument - Incomplete	xxxxxx	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary did not disclose if the acknowledgement occurred "personally before" or "remotely online."	Resolved	Rebuttal 1 (01/05/2026 6:13PM) attached	Response 1 (01/07/2026 10:36AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858473	3 of 5	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to allow a non-warrantable condo for borrower with 676 Fico when the minimum requirement is 680. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:32PM) Determined non-material based on compensating factors (waived).		Comp factors: experienced, 12 months of reserves and primary over 5 years		2	2	3	2
xxxxxx	858473	4 of 5	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to allow xxxxxx project currently involved in litigation. Suit by one of the xxxxxx owners due to xxxxxx. This is not the subject property. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:32PM) Determined non-material based on compensating factors (waived).		comp factor: reserves over 12 months experienced investor in over 5 years in primary		2	2	3	2
xxxxxx	858473	5 of 5	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied.	Cleared						1	1	3	2
xxxxxx	858465	1 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:14AM) Docs uploaded.	Response 1 (01/09/2026 5:12PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858465	2 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Security Instrument - Incomplete	xxxxxx	The following section(s) of the Security Instrument (Mortgage/Deed of Trust) is incomplete: The Notary did not disclose if the acknowledgment was done by someone "personally known" or "produced identification"	Resolved	Rebuttal 1 (01/05/2026 6:31PM) attached	Response 1 (01/07/2026 10:41AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858465	3 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	3	1
xxxxxx	858465	4 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU is 1.	Cleared						1	1	3	1
xxxxxx	858463	1 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:17AM) Docs uploaded.	Response 1 (01/09/2026 5:24PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858463	2 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858463	3 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858462	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (12/22/2025 9:47AM) Documents provided.	Response 1 (12/22/2025 9:47AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858462	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858462	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.	Cleared						1	1	2	1
xxxxxx	858460	1 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	1	1
xxxxxx	858460	2 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	1	1
xxxxxx	858460	3 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.	Cleared						1	1	1	1
xxxxxx	858459	1 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	1	1
xxxxxx	858459	2 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	1	1
xxxxxx	858459	3 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	1	1
xxxxxx	858458	1 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	1	1
xxxxxx	858458	2 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	1	1
xxxxxx	858458	3 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	1	1
xxxxxx	858457	1 of 4	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/26/2025 7:31AM) Documents provided.	Response 1 (12/26/2025 7:32AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858457	2 of 4	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section(s) of the Note incomplete: The Loan Agreement was not completed accurately. Pages 1, 4 and 9 are illegible.	Resolved	Rebuttal 1 (12/23/2025 6:58PM) attached	Response 1 (12/26/2025 7:32AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	1
xxxxxx	858457	3 of 4	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	3	1
xxxxxx	858457	4 of 4	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	3	1
xxxxxx	858443	1 of 3	xxxxxx	xxxxxx	12/9/2025	12/16/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 1:10PM) Docs uploaded.	Response 1 (12/18/2025 1:13PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858443	2 of 3	xxxxxx	xxxxxx	12/9/2025	12/16/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858443	3 of 3	xxxxxx	xxxxxx	12/9/2025	12/16/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	1
xxxxxx	858442	1 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv).	Acknowledged						2	2	2	2
xxxxxx	858442	2 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	2	2
xxxxxx	858442	3 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858442	4 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858475	1 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/26/2025 2:24PM) Docs uploaded.	Response 1 (12/26/2025 2:25PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858475	2 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858475	3 of 3	xxxxxx	xxxxxx	12/17/2025	12/24/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858476	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/19/2025 5:45PM) Docs uploaded.	Response 1 (12/19/2025 5:47PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858476	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858476	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDA dated xxxxxx which supports appraised value.	Cleared						1	1	2	1
xxxxxx	858493	1 of 4	xxxxxx	xxxxxx	12/15/2025	12/22/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/23/2025 9:50AM) Documents provided.	Response 1 (12/23/2025 9:51AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858493	2 of 4	xxxxxx	xxxxxx	12/15/2025	12/22/2025	Compliance	State Testing - Prepayment Penalty	xxxxxx	This loan failed the prepayment test. The loan has a prepayment term does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 60 month prepayment term. The loan fails the prepayment test by 60 months. Borrower is an LLC.	Acknowledged						2	2	2	2
xxxxxx	858493	3 of 4	xxxxxx	xxxxxx	12/15/2025	12/22/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858493	4 of 4	xxxxxx	xxxxxx	12/15/2025	12/22/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU Score is 1	Cleared						1	1	2	2
xxxxxx	858492	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/22/2025 9:45AM) Documents provided.	Response 1 (12/22/2025 9:45AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858492	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858492	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858491	1 of 3	xxxxxx	xxxxxx	12/5/2025	12/12/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 1:26PM) Docs uploaded	Response 1 (12/18/2025 1:31PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858491	2 of 3	xxxxxx	xxxxxx	12/5/2025	12/12/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858491	3 of 3	xxxxxx	xxxxxx	12/5/2025	12/12/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858490	1 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:18AM) Docs uploaded.	Response 1 (01/09/2026 5:26PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858490	2 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	Credit Report - Other	xxxxxx	A gap credit or Undisclosed Debt Monitoring was missing from the loan file for our review. Additional conditions may apply.	Resolved	Rebuttal 1 (01/05/2026 7:28PM) attached	Response 1 (01/07/2026 9:35AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858490	3 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	Hazard Insurance - All Perils	xxxxxx	Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent.	Resolved	Rebuttal 1 (01/05/2026 7:34PM) attached	Response 1 (01/07/2026 9:35AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858490	4 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx supportive of value.	Cleared						1	1	3	1
xxxxxx	858489	1 of 3	xxxxxx	xxxxxx	1/5/2026	1/12/2026	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	2	2
xxxxxx	858489	2 of 3	xxxxxx	xxxxxx	1/5/2026	1/12/2026	Credit	Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow borrower who is the primary wage earner to proceed with only a twenty-two-month history of self- employment. xxxxxx guidelines guidelines state on the 12-month bank statement income feature requires a minimum of a two-year history of self-employment in the current business. Determined non-material based on compensating factors (waived)	Waived		Response 1 (04/01/2026 1:33PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Primary purchase with 6 year ownership of departure residence; fico score 720, 7+ years on job; residual income of three thousand a month.		2	2	2	2
xxxxxx	858489	3 of 3	xxxxxx	xxxxxx	1/5/2026	1/12/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858441	1 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	2	2
xxxxxx	858441	2 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	2	2
xxxxxx	858441	3 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858441	4 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	2
xxxxxx	858440	1 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/07/2026 9:09AM) Docs uploaded.	Response 1 (01/07/2026 9:10AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858440	2 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858440	3 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.4.	Cleared						1	1	2	1
xxxxxx	858439	1 of 4	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Federal - HPML APR/Compliant	xxxxxx	The loan failed the Federal HPML APR test. Using the greater of the disclosed APR 8.153% and the calculated APR 8.080%, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The Date Rate Set was: xxxxxx. The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.	Acknowledged						1	1	3	2
xxxxxx	858439	2 of 4	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	Assets - Minimum Reserves	xxxxxx	Assets were required in the amount of $52382 ($3040 EMD/opt Fee + $32533 funds due at closing + $16214 reserves). Assets were verified in the amount of $47146 (xxxxxx $46377 + xxxxxx $769) resulting in short reserves in the amount of $5236.	Waived	Rebuttal 1 (12/17/2025 1:30PM) attached	Response 1 (12/19/2025 8:48AM) Waiver granted by Investor. (Waived)		750 score. $4,135 per month residual income. 41.382% DTI.		3	2	3	2
xxxxxx	858439	3 of 4	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	Program Parameters - Other	xxxxxx	Borrower is a first time homebuyer. Per the guidelines for first time homebuyers purchasing a primary payment shock maximum is 300% when the DTI exceeds 36%. The calculated DTI at audit is 41.382% and borrower lived rent free contributing no rental payments to there current residence therefore payment shock exceeds the guideline max of 300%.	Waived	Rebuttal 1 (12/17/2025 1:30PM) attached	Response 1 (12/19/2025 8:48AM) Waiver granted by Investor. (Waived)		750 score. $4,135 per month residual income. 41.382% DTI.		3	2	3	2
xxxxxx	858439	4 of 4	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 2.	Cleared						1	1	3	2
xxxxxx	858438	1 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	2	2
xxxxxx	858438	2 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858438	3 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	2
xxxxxx	858437	1 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/31/2025 11:47AM) Docs uploaded.	Response 1 (12/31/2025 11:50AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	2
xxxxxx	858437	2 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	State Regulations	xxxxxx	State Regulations. This loan has a prepayment term. Under xxxxxx. Comp. Laws Ann. §438.31c(2)(c), a loan secured by a single-family dwelling unit shall not charge a prepayment fee or penalty in excess of 1% of the amount of any prepayment made within 3 years of the date of the loan, or any prepayment fee or penalty at all thereafter, or prohibit prepayment at any time.	Acknowledged						2	2	3	2
xxxxxx	858437	3 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to "allow to finance a property located in a xxxxxx ." Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:34PM) Determined non-material based on compensating factors (waived).		Comp factors: Has owned primary > 15 years; 3 plus properties; Experienced investor.		2	2	3	2
xxxxxx	858437	4 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	Hazard Insurance - All Perils	xxxxxx	The hazard policy provided does not reflect “all” perils coverage.	Resolved	Rebuttal 1 (12/30/2025 12:59PM) attached	Response 1 (01/02/2026 12:39PM) Documentation received is sufficient. (Resolved)				3	1	3	2
xxxxxx	858437	5 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	2
xxxxxx	858481	1 of 3	xxxxxx	xxxxxx	12/31/2025	1/8/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/14/2026 9:19AM) Docs uploaded.	Response 1 (01/14/2026 10:17AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858481	2 of 3	xxxxxx	xxxxxx	12/31/2025	1/8/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to allow inexperienced investor to exceed 75% LTV. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:35PM) Determined non-material based on compensating factors (waived).		Compensating Factors: FICO 808, 15 year plus credit history.		2	2	2	2
xxxxxx	858481	3 of 3	xxxxxx	xxxxxx	12/31/2025	1/8/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.2.	Cleared						1	1	2	2
xxxxxx	858480	1 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/26/2025 1:37PM) Docs uploaded.	Response 1 (12/26/2025 1:37PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858480	2 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains a lender exception to allow changes to the business ownership after the initial application date, guidelines require management approval for changes after the application date. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:35PM) Determined non-material based on compensating factors (waived).		Compensating Factors: 12+ mons reserves, experienced investor		2	2	2	2
xxxxxx	858480	3 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858479	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 9:40AM) Docs uploaded.	Response 1 (01/06/2026 9:42AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858479	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858479	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858477	1 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Compliance	TRID - 10% Tolerance Violation (No Valid COC)	xxxxxx	The loan failed the charges that in total cannot increase more than 10% test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fees was not accepted: Land Survey Fee. A cost to cure in the amount of $429.80 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.	Resolved	Rebuttal 1 (01/27/2026 1:45PM) the Survey was ordered by title, as the borrower shopped, this fee shouldn’t be part of the 10% tolerance.	Response 1 (01/29/2026 1:02PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858477	2 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Credit	Assets - Bank Statements	xxxxxx	The loan file is missing 2 consecutive months statements for xxxxxx. The document in file, dated 12/2/25 is only a summary which does not show a date range.	Waived	Rebuttal 1 (01/29/2026 11:57AM) please remove from file as it is not required. borrower has enough funds. Rebuttal 2 (01/30/2026 1:28PM) Client request to waive 2nd month bank statement for account ending xxxxxx.	Response 1 (01/29/2026 5:24PM) Removing account xxxxxx leaves the borrower short $19,493 in assets. xxxxxx- $129893, xxxxxx - $15686 Total - $145,579 Cash to close $129,478 + POC $670 and Reserves 12 months x $2910 = $34,924 for a total of assets needed $165,072. We are short $19,493. We need that other account but need two months statements unless they waive the requirement for the second month statement on that account. (Upheld) Response 2 (01/30/2026 1:29PM) Client request to waive based on compensating factors. (Waived)		Comp factors - On job for 15 years, 10 years at present address and low DTI of 34.503%.		4	2	3	2
xxxxxx	858477	3 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	3	2
xxxxxx	858456	1 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/13/2026 9:52AM) Docs uploaded.	Response 1 (01/13/2026 10:09AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858456	2 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	Hazard Insurance - All Perils	xxxxxx	The hazard policy provided does not reflect “all” perils coverage.	Resolved	Rebuttal 1 (01/09/2026 11:19AM) See the attached	Response 1 (01/13/2026 8:06AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858456	3 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858455	1 of 4	xxxxxx	xxxxxx	1/13/2026	1/21/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/26/2026 8:57AM) Docs uploaded.	Response 1 (01/26/2026 9:05AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	2
xxxxxx	858455	2 of 4	xxxxxx	xxxxxx	1/13/2026	1/21/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Lender Exception provided to allow appraisal as is without corrections due to transferred appraisal and broker unable to request corrections. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:36PM) Determined non-material based on compensating factors (waived).		comp factors dscr 1.344 ltv 71.4 experienced investor		2	2	3	2
xxxxxx	858455	3 of 4	xxxxxx	xxxxxx	1/13/2026	1/21/2026	Credit	Hazard Insurance - All Perils	xxxxxx	Buyer Overlay, HOI policy must specifically state “All Perils” or meet one of the three options provided in overlay to Correspondent.	Resolved	Rebuttal 1 (01/22/2026 1:31PM) attached	Response 1 (01/26/2026 12:52PM) Documentation received is sufficient. (Resolved)				3	1	3	2
xxxxxx	858455	4 of 4	xxxxxx	xxxxxx	1/13/2026	1/21/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains cda dated xxxxxx which supports the appraised value.	Cleared						1	1	3	2
xxxxxx	858454	1 of 4	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/22/2025 9:43AM) Documents provided.	Response 1 (12/22/2025 9:43AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858454	2 of 4	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	State Regulations	xxxxxx	State Regulations. Under xxxxxx. Comp. Laws Ann. §438.31c(2)(c), a loan secured by a single-family dwelling unit shall not charge a prepayment fee or penalty in excess of 1% of the amount of any prepayment made within 3 years of the date of the loan, or any prepayment fee or penalty at all thereafter, or prohibit prepayment at any time.	Acknowledged						2	2	2	2
xxxxxx	858454	3 of 4	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858454	4 of 4	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports appraised value.	Cleared						1	1	2	2
xxxxxx	858434	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 10:16AM) Docs uploaded.	Response 1 (01/06/2026 10:18AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858434	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858434	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. the loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858432	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 10:19AM) Docs uploaded.	Response 1 (01/06/2026 10:21AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858432	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file.	Resolved	Rebuttal 1 (12/31/2025 9:54AM) See the attached correspondence	Response 1 (01/05/2026 7:41AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858432	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858431	1 of 3	xxxxxx	xxxxxx	1/8/2026	1/15/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/16/2026 1:08PM) Docs uploaded.	Response 1 (01/20/2026 11:42AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858431	2 of 3	xxxxxx	xxxxxx	1/8/2026	1/15/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858431	3 of 3	xxxxxx	xxxxxx	1/8/2026	1/15/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858430	1 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (12/26/2025 1:42PM) Docs uploaded.	Response 1 (12/26/2025 1:43PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858430	2 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Credit	DSCR - Missing background check	xxxxxx	The required background check for xxxxxx is missing from the loan file.	Resolved	Rebuttal 1 (12/23/2025 6:53PM) attached	Response 1 (12/23/2025 7:07PM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858430	3 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	3	1
xxxxxx	858429	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 10:21AM) Docs uploaded.	Response 1 (01/06/2026 10:23AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858429	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file.	Resolved	Rebuttal 1 (12/31/2025 11:11AM) Please note that our guidelines no longer require a personal guaranty signed by the guarantor's spouse in the state of xxxxxx.	Response 1 (01/05/2026 7:43AM) Explanation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858429	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858428	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 10:24AM) Docs uploaded.	Response 1 (01/06/2026 10:27AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858428	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The final1003 indicates the borrower is married and living in xxxxxx. xxxxxx is acommunity property state; guidelines require loans in community propertystates that the spouse also execute the guaranty agreement which was notlocated within the loan file.	Resolved	Rebuttal 1 (12/31/2025 11:12AM) Please note that our guidelines no longer require a personal guaranty signed by the guarantor's spouse in the state of xxxxxx.	Response 1 (01/05/2026 7:45AM) Explanation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858428	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858427	1 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 11:03AM) Docs uploaded.	Response 1 (01/06/2026 11:04AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858427	2 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	The final 1003 indicates the borrower is married and living in xxxxxx. xxxxxx is a community property state; guidelines require loans in community property states that the spouse also execute the guaranty agreement which was not located within the loan file.	Resolved	Rebuttal 1 (12/31/2025 9:54AM) See the attached	Response 1 (01/05/2026 7:49AM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858427	3 of 3	xxxxxx	xxxxxx	12/22/2025	12/30/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858426	1 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	HUD1 - Not Final	xxxxxx	It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. Real Estate Settlement Procedures Act (Regulation X) 12 CFR 1024.8, Appendix A	Resolved	Rebuttal 1 (02/13/2026 9:38AM) Final HUD	Response 1 (02/13/2026 9:40AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858426	2 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 9:41AM) Docs uploaded.	Response 1 (01/09/2026 5:00PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858426	3 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858426	4 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	1
xxxxxx	858494	1 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:25AM) Docs uploaded.	Response 1 (01/09/2026 6:17PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	2
xxxxxx	858494	2 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Guidelines state the lessor amount of the lease or market rent to be utilized for the DSCR calculation; The lease was utilized for the DSCR calculation at $1,400.00 a month but the full lease including the address of the property, names, dates, and amount.	Resolved	Rebuttal 1 (01/06/2026 6:00PM) lease agreement	Response 1 (01/08/2026 1:49PM) Documentation received is sufficient. (Resolved)				3	1	3	2
xxxxxx	858494	3 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	The loan file contains an exception to allow a cash-out refinance when the subject property was listed for sale in the past 6 months. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:37PM) Determined non-material based on compensating factors (waived).		Compensating Factors: DSCR >1.25, LTV 41%		2	2	3	2
xxxxxx	858494	4 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	2
xxxxxx	858495	1 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit Report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	3	2
xxxxxx	858495	2 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	TRID - Loan Estimate/Missing	xxxxxx	There is no evidence of a complete Loan Estimate provided in the loan file. As a result testing for timing and tolerance could not be completed. CFPB Title 12, Part 1026.19	Resolved	Rebuttal 1 (01/07/2026 7:37PM) LE sent	Response 1 (01/09/2026 4:37PM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858495	3 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to proceed with a DTI that exceeds the max DTI of 43% for asset income qualifier. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:38PM) Determined non-material based on compensating factors (waived).		Compensating Factors: FICO 806, Excess reserves exceed 100 months.		2	2	3	2
xxxxxx	858495	4 of 4	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Cleared						1	1	3	2
xxxxxx	858433	1 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 10:10AM) Docs uploaded.	Response 1 (01/28/2026 10:11AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858433	2 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858433	3 of 3	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	1
xxxxxx	858425	1 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/18/2025 1:32PM) Docs uploaded.	Response 1 (12/18/2025 1:35PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858425	2 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858425	3 of 3	xxxxxx	xxxxxx	12/8/2025	12/15/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated. xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858423	1 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/14/2026 9:34AM) Docs uploaded.	Response 1 (01/14/2026 10:56AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858423	2 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858423	3 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858422	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	Federal - HOEPA (High Cost)/Points & Fees	xxxxxx	The loan failed the high-cost mortgage (HOEPA) points and fees threshold test due to the following: The loan amount is xxxxxx or more, and the transaction's total points and fees is xxxxxx, which exceeds 5 percent of thetotal loan amount of xxxxxx. The following points and fees were included in the calculation: Appraisal Review Fee xxxxxx, Mortgage Broker Fee xxxxxx, Points - Loan Discount Fee xxxxxx, Underwriting Fee xxxxxx.	Resolved	Rebuttal 1 (12/22/2025 6:34AM) Undiscounted Rate provided	Response 1 (12/22/2025 6:34AM) The documentation provided is sufficient to clear the finding. (Resolved)				3	1	3	2
xxxxxx	858422	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to allow financing of property within a project converted from xxxxxx in 2005. Determined non-material based on compensating factors (waived).	Waived		Response 1 (04/01/2026 1:38PM) Determined non-material based on compensating factors (waived).		Compensating Factors: LTV 70%, Residual Income exceeds $2500		2	2	3	2
xxxxxx	858422	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.2.	Cleared						1	1	3	2
xxxxxx	858421	1 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/14/2026 9:28AM) Docs uploaded. Rebuttal 2 (01/14/2026 9:28AM) Docs uploaded.	Response 1 (01/14/2026 10:30AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858421	2 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858421	3 of 3	xxxxxx	xxxxxx	12/30/2025	1/7/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858418	1 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:12AM) Docs uploaded.	Response 1 (01/09/2026 5:08PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858418	2 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858418	3 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858417	1 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (01/28/2026 10:28AM) Docs uploaded.	Response 1 (01/28/2026 10:30AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858417	2 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to allow client to proceed without paying collection account over $2k. Determined non-material based on compensating (waived).	Waived		Response 1 (04/01/2026 1:39PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Reserves exceed $200k, LTV 45.909%		2	2	2	2
xxxxxx	858417	3 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Cleared						1	1	2	2
xxxxxx	858424	1 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreementwas not executed by the Lender.	Resolved	Rebuttal 1 (12/26/2025 1:41PM) Docs uploaded.	Response 1 (12/26/2025 1:42PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858424	2 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858424	3 of 3	xxxxxx	xxxxxx	12/16/2025	12/23/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858435	1 of 3	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (12/31/2025 11:51AM) Docs uploaded.	Response 1 (12/31/2025 11:52AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	3	1
xxxxxx	858435	2 of 3	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	DSCR - Program Parameters - Other	xxxxxx	According to guidelines all guarantors are required to provide a limited application which includes the name, address, date of birth, Social Security Number, and citizenship, authorization for a credit report and background report, with credit scores meeting the minimum qualifying score, and Identification documentation such as a driver's license or passport for all guarantors. The loan file did not contain any of this documentation for the non-borrowing guarantor, xxxxxx, as required.	Resolved	Rebuttal 1 (12/29/2025 4:45PM) attached	Response 1 (12/29/2025 5:42PM) Documentation received is sufficient. (Resolved)				3	1	3	1
xxxxxx	858435	3 of 3	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	858449	1 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/07/2026 9:31AM) Docs uploaded.	Response 1 (01/07/2026 9:33AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858449	2 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858449	3 of 3	xxxxxx	xxxxxx	12/23/2025	1/2/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	1
xxxxxx	858448	1 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains a fee where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Credit report Fee. However, this fee should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	3	2
xxxxxx	858448	2 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	Assets - Other	xxxxxx	The loan file is missing terms of withdrawal for the xxxxxx	Resolved	Rebuttal 1 (01/09/2026 3:45PM) attached	Response 1 (01/12/2026 4:21PM) Terms of withdrawal provided. (Resolved)				3	1	3	2
xxxxxx	858448	3 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	Debts - Not Verified	xxxxxx	The loan file is missing proof of HOI for the property at xxxxxx.	Resolved	Rebuttal 1 (01/09/2026 2:25PM) attached	Response 1 (01/12/2026 4:20PM) Doc provided. (Resolved)				3	1	3	2
xxxxxx	858448	4 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Credit	DTI - Exceeds Guidelines	xxxxxx	The audited DTI of 50.882% exceeds the program maximum of 50%. The variance is due to the lender using an income calc for borrower 1 that is not supported by documentation in file. Per the lenders income calculation worksheet the borrowers gross YTD was averaged with 2024 W2 gross. The 2025 YTD includes OT, however the file lacks evidence that the borrower has a history of OT income at previous employers.	Resolved	Rebuttal 1 (12/29/2025 7:27PM) attached	Response 1 (12/30/2025 11:31AM) The borrower is hourly and on the job 1 year. Qualification was based upon 40 hours. Letter from Employer to reflect consistent additional hours required, as YTD is only slightly higher, with prior year much lower. (Upheld) Response 2 (01/12/2026 4:27PM) Upon Senior Management review the borrower is a xxxxxx and earns shift differential and is supported by current and prior job. Income is valid. (Resolved)				3	1	3	2
xxxxxx	858448	5 of 5	xxxxxx	xxxxxx	12/18/2025	12/29/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	3	2
xxxxxx	858467	1 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/09/2026 10:18AM) Docs uploaded.	Response 1 (01/09/2026 5:28PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858467	2 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Compliance	State Testing - Prepayment Penalty	xxxxxx	This loan failed the prepayment test. The loan has a prepayment term that does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 60 month prepayment term. The loan fails the prepayment test by 60 months. Borrower is an LLC.	Acknowledged						2	2	2	2
xxxxxx	858467	3 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858467	4 of 4	xxxxxx	xxxxxx	12/24/2025	1/5/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858466	1 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected a Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	2	2
xxxxxx	858466	2 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Credit	Program Parameters - Other	xxxxxx	Lender Exception provided to all borrower to proceed with interest only loan with a DTI that exceeds max allowed of 45% up to 50%. Determined non-material based on compensating factors (waived)	Waived		Response 1 (04/01/2026 1:39PM) Determined non-material based on compensating factors (waived).		Compensating Factors: Bwr employed with same employer for 15 years; Primary residence transaction and Bwrs have owned former primary for 13 years; 12 months reserves when only 6 months required. No mortgage or revolving lates last 24 months.		2	2	2	2
xxxxxx	858466	3 of 3	xxxxxx	xxxxxx	12/12/2025	12/19/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.	Cleared						1	1	2	2
xxxxxx	859306	1 of 3	xxxxxx	xxxxxx	1/12/2026	1/15/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 9:57AM) Docs uploaded.	Response 1 (01/28/2026 10:01AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859306	2 of 3	xxxxxx	xxxxxx	1/12/2026	1/15/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859306	3 of 3	xxxxxx	xxxxxx	1/12/2026	1/15/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	859305	1 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 10:48AM) Docs uploaded.	Response 1 (01/28/2026 10:50AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859305	2 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859305	3 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	858444	1 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/06/2026 11:17AM) Docs uploaded.	Response 1 (01/06/2026 11:19AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	2
xxxxxx	858444	2 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Compliance	State Testing - Prepayment Penalty	xxxxxx	This loan failed the prepayment test. The loan has a prepayment term that does not conform to the State Regulations where the property is located. The state of xxxxxx allows for a maximum 0 months prepayment term, the loan has a 12 month prepayment term. The loan fails the prepayment test by 12 months. Borrower is an LLC.	Acknowledged						2	2	2	2
xxxxxx	858444	3 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858444	4 of 4	xxxxxx	xxxxxx	12/22/2025	12/31/2025	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	858436	1 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the Lender.	Resolved	Rebuttal 1 (01/09/2026 10:13AM) Docs uploaded.	Response 1 (01/09/2026 5:10PM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	858436	2 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	858436	3 of 3	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA, dated xxxxxx, which supports the appraised value	Cleared						1	1	2	1
xxxxxx	858452	1 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	TRID - CD - Loan Information/Loan Type	xxxxxx	The CD issued on xxxxxx does not reflect the correct Loan Type. The Loan Type is reflected as Other; however it should be Conventional. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(5)(iv)	Acknowledged						2	2	2	2
xxxxxx	858452	2 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Compliance	TRID - CD - Section B incorrect payee	xxxxxx	The loan contains fees where 'compensation to' reflects either 'Lender or Broker' under Section B- Services Borrower Did Not Shop For on the revised CD issued on xxxxxx. Condo Questionnaire Fee, Credit Report Fee, Verification Fee. However, these fees should not be retained by the lender or broker. Per regulation 1026.38(f)(2), the name of the person/company ultimately receiving payment for service should be listed.	Acknowledged						2	2	2	2
xxxxxx	858452	3 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	2
xxxxxx	858452	4 of 4	xxxxxx	xxxxxx	12/29/2025	1/6/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated, xxxxxx, which supports the appraised value.	Cleared						1	1	2	2
xxxxxx	859304	1 of 3	xxxxxx	xxxxxx	1/20/2026	1/28/2026	Compliance	No Compliance Findings	xxxxxx	The loan is in compliance with all applicable laws and regulations.	Cleared						1	1	3	1
xxxxxx	859304	2 of 3	xxxxxx	xxxxxx	1/20/2026	1/28/2026	Credit	DSCR - Program Parameters - Other	xxxxxx	Per the guidelines, all guarantors must provide the following: 1) A limited application that includes their name, address, date of birth, social security number, and citizenship 2) An authorization to obtain a credit report and background report. The loan file is missing the required documentation for xxxxxx (50% ownership of xxxxxx).	Resolved	Rebuttal 1 (01/29/2026 1:52PM) See the attached guarantor package for xxxxxx	Response 1 (01/29/2026 5:26PM) Docs provided as required. (Resolved)				3	1	3	1
xxxxxx	859304	3 of 3	xxxxxx	xxxxxx	1/20/2026	1/28/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx which supports the appraised value.	Cleared						1	1	3	1
xxxxxx	859303	1 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 11:00AM) Docs uploaded.	Response 1 (01/28/2026 11:01AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859303	2 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859303	3 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CU score is 1.3.	Cleared						1	1	2	1
xxxxxx	859302	1 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 10:53AM) Docs uploaded.	Response 1 (01/28/2026 10:59AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859302	2 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859302	3 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a cda dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	859301	1 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 10:04AM) Docs uploaded.	Response 1 (01/28/2026 10:06AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859301	2 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859301	3 of 3	xxxxxx	xxxxxx	1/16/2026	1/26/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated xxxxxx, which supports the appraised value.	Cleared						1	1	2	1
xxxxxx	859300	1 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Compliance	Note - Incomplete	xxxxxx	The following section of the Note is incomplete: The Loan Agreement was not executed by the lender.	Resolved	Rebuttal 1 (01/28/2026 10:51AM) Docs uploaded.	Response 1 (01/28/2026 10:52AM) The documentation provided is sufficient to clear the finding. (Resolved)				2	1	2	1
xxxxxx	859300	2 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Credit	No Credit Findings	xxxxxx	The loan meets all applicable credit guidelines.	Cleared						1	1	2	1
xxxxxx	859300	3 of 3	xxxxxx	xxxxxx	1/20/2026	1/27/2026	Valuation	Appraisal - Value is supported within 10% of original appraisal amount	xxxxxx	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a cda dated xxxxxx which supports the appraised value.	Cleared						1	1	2	1